Selected Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Data (Unaudited)
Schedule of unaudited quarterly data

	1st	2nd	3rd	4th
	(Dollars in Millions, Except Per Share Amounts)
2011 Quarters
Revenues	$6,319	$6,600	$6,844	$7,463
Operating profit	1,155	1,230	1,030	1,214
Net income attributable to DIRECTV	674	701	516	718
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.92	0.70	1.02
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.85	0.91	0.70	1.02
2010 Quarters
Revenues	$5,608	$5,848	$6,025	$6,621
Operating profit	956	1,010	868	1,062
Net income attributable to DIRECTV	558	543	479	618
Basic earnings attributable to DIRECTV Class A stockholders per common share	0.60	0.42	0.56	0.75
Diluted earnings attributable to DIRECTV Class A stockholders per common share	0.59	0.42	0.55	0.74
Basic and diluted earnings attributable to DIRECTV Class B stockholders per common share, including $160 million exchange inducement value for the Malone Transaction	0.60	7.84	—	—